Cover - shares	12 Months Ended
	Dec. 31, 2021	May 15, 2022
Document Information Line Items
Entity Registrant Name	United World Holding Group Ltd.
Entity Central Index Key	0001763543
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		22,354,793
Document Annual Report	true
Document Transition Report	false
Entity File Number	333-229310
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	48 Guang’an Men South Street
Entity Address Address Line 2	Building No. 1, Suite 4008
Entity Address Address Line 3	Xichen District
Entity Address City Or Town	Beijing
Entity Address Postal Zip Code	100054
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Auditor Firm Id	1171
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	4540 Center Boulevard, Suite 3111
Entity Address City Or Town	Long Island
Entity Address Postal Zip Code	11109
City Area Code	917
Local Phone Number	828-1567
Contact Personnel Name	Lilly Alexandria Lee
Entity Address State Or Province	NY